1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500

January 16, 2013	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 jskinner@kilpatricktownsend.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:

Endurance Series Trust (the “Trust”) (File No. 333-***** AND 811-22794), on behalf of the Gator Focus Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Transmitted for filing is the Registration Statement on Form N-1A for the Fund.  Also being transmitted concurrently with the Form N-1A Registration Statement is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended.  Pursuant to Securities Act Release No. 33-7331, no fees are being paid with these filings.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

cc:  Derek Pilecki

       Andres Sandate

       Paul J. Foley, Esq.